GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 07, 2022	Mar. 31, 2022	Mar. 22, 2022	Feb. 28, 2022	Feb. 17, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Proceeds from issuing shares	$ 8,641	$ 10,000
Number of ordinary shares issuable		5,208,333	623,082
Shares issued price in initial public offering		$ 1.92
Accumulated deficit						$ (156,450)	$ (141,002)	$ (156,450)	$ (141,002)	$ (148,507)
Shareholders' equity		$ 1,945				(2,235)	2,118	(2,235)	2,118	(4,582)	$ 4,816	$ 7,272
Net loss						(4,354)	(3,195)	(7,943)	(6,046)	(13,551)
Cash used in operating activities						$ (5,254)	$ (985)	(9,319)	$ (3,863)	$ (8,916)
BARDA
Disclosure of associates [line items]
Proceeds from funding				$ 9,000
Contract amount for development and manufacturing								$ 168,000
MTEC
Disclosure of associates [line items]
Contract amount for development and manufacturing					$ 1,800